Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Advances to suppliers	$ 3,643	$ 3,157
Prepaid expenses and other	5,845	5,879
Current derivative financial assets	4,701	0
Trade receivables	405	4,678
Value added taxes recoverable	8,004	14,897
Other current assets	$ 22,598	$ 28,611